Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Non Current Assets [line items]
Sales/indirect taxes recoverable	$ 66	$ 62
Exploration tax credits and mining duties	5	44
Other	26	24
Total	156	189
Cerro Casale Project [member]
Disclosure Of Other Non Current Assets [line items]
Water rights (note 7)	$ 59	$ 59